Risk management, funding and liquidity risk and market risk - Non-traded market risk (Details) $ in Millions	12 Months Ended
	Sep. 30, 2024 AUD ($)	Sep. 30, 2023 AUD ($)
Non-traded market risk
Time horizon for modelling of interest rate scenarios	1 year
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.84%	1.81%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 77.7	$ 49.5
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.84%	1.88%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 80.6	$ 68.4
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.97%	0.82%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 37.5	$ 45.7
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.42%	1.42%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 50.0	$ 55.8
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.40%	1.47%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 77.0	$ 49.0
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.43%	1.67%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.59%	0.49%
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.03%	1.20%